                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 June, 2009
Payment Date                                                                                                       7/15/2009
Transaction Month                                                                                                          4

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $3,483,283,175.85                   179,524                    56.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $775,000,000.00                  1.86075%                 April 15, 2010
 Class A-2a Notes                                   $100,000,000.00                    3.240%                August 15, 2011
 Class A-2b Notes                                   $508,000,000.00   one-month LIBOR + 2.00%                August 15, 2011
 Class A-3a Notes                                   $170,000,000.00                    3.960%                   May 15, 2013
 Class A-3b Notes                                   $910,000,000.00   one-month LIBOR + 2.50%                   May 15, 2013
 Class A-4 Notes                                    $491,100,000.00                    6.070%                   May 15, 2014
                                                    ---------------
    Total                                         $2,954,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $18,243,696.44

PRINCIPAL:
 Principal Collections                                                                                        $62,841,441.21
 Prepayments in Full                                                                                          $32,685,079.32
 Liquidation Proceeds                                                                                          $2,245,910.43
 Recoveries                                                                                                        $5,585.13
                                                                                                                   ---------
    SUB TOTAL                                                                                                 $97,778,016.09
                                                                                                              --------------
COLLECTIONS                                                                                                  $116,021,712.53

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $950,876.60
 Purchase Amounts Related to Interest                                                                              $7,246.10
                                                                                                                   ---------
    SUB TOTAL                                                                                                    $958,122.70

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Hedge Receipt - Class A-2b                                                                                         $0.00
Net Hedge Receipt - Class A-3b                                                                                         $0.00
Hedge Termination Receipt - Class A-2b                                                                                 $0.00
Hedge Termination Receipt - Class A-3b                                                                                 $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                                                                                      $116,979,835.23

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                June, 2009
Payment Date                                                                                                      7/15/2009
Transaction Month                                                                                                         4

III. DISTRIBUTIONS
AVAILABLE FUNDS

                                                                                               CARRYOVER          REMAINING

                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00            $0.00       $0.00       $0.00    $116,979,835.23
Servicing Fee                                     $2,573,860.41    $2,573,860.41       $0.00       $0.00    $114,405,974.82
Net Hedge Payment - Class A-2b                      $294,479.13      $294,479.13       $0.00       $0.00    $114,111,495.69
Net Hedge Payment - Class A-3b                      $819,470.17      $819,470.17       $0.00       $0.00    $113,292,025.52
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00    $113,292,025.52
Class A2-b
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00    $113,292,025.52
Class A3-b
Interest - Class A-1 Notes                          $552,036.82      $552,036.82       $0.00       $0.00    $112,739,988.70
Interest - Class A-2a Notes                         $270,000.00      $270,000.00       $0.00       $0.00    $112,469,988.70
Interest - Class A-2b Notes                         $981,870.87      $981,870.87       $0.00       $0.00    $111,488,117.83
Interest - Class A-3a Notes                         $561,000.00      $561,000.00       $0.00       $0.00    $110,927,117.83
Interest - Class A-3b Notes                       $2,138,029.83    $2,138,029.83       $0.00       $0.00    $108,789,088.00
Interest - Class A-4 Notes                        $2,484,147.50    $2,484,147.50       $0.00       $0.00    $106,304,940.50
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00    $106,304,940.50
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00    $106,304,940.50
Regular Principal Payment                       $356,009,234.80  $106,304,940.50       $0.00       $0.00              $0.00
Subordinated Hedge Termination Payments-                  $0.00            $0.00       $0.00       $0.00              $0.00
Class A2-b
Subordinated Hedge Termination Payments - Class A-        $0.00            $0.00       $0.00       $0.00              $0.00
Class A3-b
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                            $116,979,835.23

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                      $0.00
                                                                      Regular Principal Payment             $106,304,940.50
                                                                                                            ---------------
                                                                      TOTAL                                 $106,304,940.50

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $106,304,940.50         $137.17     $552,036.82            $0.71  $106,856,977.32            $137.88
Class A-2a Notes                 $0.00           $0.00     $270,000.00            $2.70      $270,000.00              $2.70
Class A-2b Notes                 $0.00           $0.00     $981,870.87            $1.93      $981,870.87              $1.93
Class A-3a Notes                 $0.00           $0.00     $561,000.00            $3.30      $561,000.00              $3.30
Class A-3b Notes                 $0.00           $0.00   $2,138,029.83            $2.35    $2,138,029.83              $2.35
Class A-4 Notes                  $0.00           $0.00   $2,484,147.50            $5.06    $2,484,147.50              $5.06
                                 -----                   -------------                     -------------
TOTAL                  $106,304,940.50                   $6,987,085.02                   $113,292,025.52

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        June, 2009
Payment Date                                                                                                              7/15/2009
Transaction Month                                                                                                                 4

V. NOTE BALANCE AND POOL INFORMATION

                                                       BEGINNING OF PERIOD                            END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $356,009,234.80             0.4593668     $249,704,294.30            0.3221991
Class A-2a Notes                                    $100,000,000.00             1.0000000     $100,000,000.00            1.0000000
Class A-2b Notes                                    $508,000,000.00             1.0000000     $508,000,000.00            1.0000000
Class A-3a Notes                                    $170,000,000.00             1.0000000     $170,000,000.00            1.0000000
Class A-3b Notes                                    $910,000,000.00             1.0000000     $910,000,000.00            1.0000000
Class A-4b Notes                                    $491,100,000.00             1.0000000     $491,100,000.00            1.0000000
                                                    ---------------             ---------     ---------------            ---------
TOTAL                                             $2,535,109,234.80             0.8581664   $2,428,804,294.30            0.8221808

POOL INFORMATION
 Weighted Average APR                                                              6.908%                                    6.899%
 Weighted Average Remaining Term                                                    53.93                                     53.13
 Number of Receivables Outstanding                                                164,148                                   160,615
 Pool Balance                                                           $3,088,632,490.78                         $2,988,737,163.64
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $2,750,897,383.92                         $2,662,606,911.85
 Pool Factor                                                                    0.8867015                                 0.8580230

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                            $40,057,756.52
Targeted Credit Enhancement Amount                                                                                   $49,314,163.20
Yield Supplement Overcollateralization Amount                                                                       $326,130,251.79
Targeted Overcollateralization Amount                                                                               $553,054,116.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)                                           $559,932,869.34
Fixed Overcollateralization                                                                                         $217,667,458.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                    $40,057,756.52
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $40,057,756.52
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve Balance                                                                                            $40,057,756.52

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             June, 2009
Payment Date                                                                                                   7/15/2009
Transaction Month                                                                                                      4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      484     $1,172,019.58
(Recoveries)                                                                                         6         $5,585.13
                                                                                                               ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,166,434.45
Cumulative Net Losses Last Collection                                                                      $1,075,167.40
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $2,241,601.85

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.45%

DELINQUENT RECEIVABLES:


                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.00%               1,523     $29,968,440.52
61-90 Days Delinquent                                                       0.13%                 171      $3,956,919.34
91-120 Days Delinquent                                                      0.02%                  34        $740,919.97
Over 120 Days Delinquent                                                    0.01%                  11        $253,678.27
                                                                            -----               -----        -----------
TOTAL DELINQUENT RECEIVABLES                                                1.17%               1,739     $34,919,958.10

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       213      $4,980,290.08
Total Repossesed Inventory                                                                        276      $6,723,578.10

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.0876%
Preceding Collection Period                                                                                      0.3136%
Current Collection Period                                                                                        0.4606%
Three Month Average                                                                                              0.2873%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.0726%
Preceding Collection Period                                                                                      0.1127%
Current Collection Period                                                                                        0.1345%
Three Month Average                                                                                              0.1066%